Form N-1A Supplement	Mar. 23, 2026
UBS Sustainable Development Bank Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The UBS Funds

Prospectus Supplement | March 23, 2026

Includes:

•  UBS Sustainable Development Bank Bond Fund

•  UBS US Dividend Ruler Fund

•  UBS US Quality Growth At Reasonable Price Fund

Dear Investor,

The purpose of this supplement is to update the information in the Prospectuses relating to the above-listed series of The UBS Funds, dated October 28, 2025, previously supplemented, as follows: